Debt (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Total debt	$ 365,645,891
Total current portion of long-term debt	33,978,351	$ 37,071,548
Non-current portion of long-term debt	324,925,348	367,352,022
Loans Payable [Member]
Total debt	365,645,891	412,666,867
Deferred finance fees	(6,742,192)	(8,243,297)
Net total debt	358,903,699	404,423,570
Current portion of long-term debt	35,990,448	39,282,538
Current portion of deferred finance fees	(2,012,097)	(2,210,990)
Total current portion of long-term debt	33,978,351	37,071,548
Non-current portion of long-term debt	324,925,348	367,352,022
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	31,436,301	64,201,180
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	8,175,000	8,885,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	32,700,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	152,491,497	162,115,591
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	127,065,206	132,272,938
ABN AMRO Revolving Facility [Member] | Loans Payable [Member]
Total debt	$ 13,777,887	$ 11,092,158